Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

a) On January 17, 2017, the Company drew down the amount of $42.6 million to finance the delivery of the VLCC tanker Hercules I on January 19, 2017. On the same date, the Company partially prepaid $0.6 million of the pre-delivery financing of the vessel.

b) On January 30, 2017, the Company paid a dividend of $0.50 per share for its 8.00% Series B Preferred Shares.

c) On January 30, 2017, the Company paid a dividend of $0.55469 per share for its 8.875% Series C Preferred Shares.

d) On February 6, 2017, the Company started a $40.0 million at-the-market program to sell common and preferred shares. As at March 31, 2017, the Company raised $0.6 million from the sale of 24,803 preferred shares and $2.5 million from the sale of 550,000 common shares

e) On February 7, 2017, the Company drew down the amount of $23.3 million to finance the delivery of the aframax tanker Marathon TS on February 10, 2017

f) On February 28, 2017, the Company paid a dividend of $0.54687 per share for its 8.75% Series D Preferred Shares.

g) On March 8, 2017, the Company drew down the amount of $34.3 million to finance the delivery of the shuttle tanker Lisboa on March 10, 2017.

h) On March 17, 2017, the Company declared a dividend of $0.05 per common share payable on April 28, 2017 to shareholders of record as of April 25, 2017.